Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds classified as current and non-curren - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of subordinated bonds classified as current and non-curren [Abstract]
Current portion
Non- current portion	1,733,869	1,461,637
Total subordinated bonds	$ 1,733,869	$ 1,461,637